Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Total assets	[1]	$ 4,681.9	$ 4,606.1
Total liabilities		3,614.9	3,705.7
Assets
Allowance for doubtful accounts		$ 53.9	$ 39.3
HealthSouth shareholders' equity:
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		200,000,000	200,000,000
Common stock, shares issued (in shares)		109,381,283	108,275,900
Treasury stock, shares (in shares)		20,451,458	18,145,822
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Total assets		$ 262.3
Total liabilities		$ 50.3

[1]	Our consolidated assets as of December 31, 2016 include total assets of variable interest entities of $262.3 million, which cannot be used by us to settle the obligations of other entities. Our consolidated liabilities as of December 31, 2016 include total liabilities of the variable interest entities of $50.3 million. See Note 3, Variable Interest Entities.